11.30 Fidelity Series 100 Index Fund - F PRO-03 | Fidelity® Series 100 Index Fund
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Series 100 Index Fund}	11.30 Fidelity Series 100 Index Fund - F PRO-03 Fidelity® Series 100 Index Fund Fidelity Series 100 Index Fund-Class F Fidelity
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	none
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity® Series 100 Index Fund}	11.30 Fidelity Series 100 Index Fund - F PRO-03 Fidelity® Series 100 Index Fund Fidelity Series 100 Index Fund-Class F Fidelity USD ($)
1 year	none
3 years	none
5 years	none
10 years	none